Virtus KAR Small-Cap Value Series

Virtus KAR Small-Cap Value Series, (the “Series”)

a series of Virtus Variable Insurance Trust

Supplement dated November 30, 2018, to the Summary Prospectus and Statutory Prospectus, each dated April 30, 2018

Important Notice to Investors

Effective December 1, 2018, the Series' investment adviser, Virtus Investment Advisers, Inc., will implement a more favorable expense limitation arrangement. This change is described in more detail below.

Under “Fees and Expenses” in the series' summary prospectus and the summary section of the series' statutory prospectus, the “Annual Series Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Virtus KAR Small-Cap Value Series Class A
Management Fees	0.90%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.34%
Less: Expense Reimbursement	(0.24%)	[1]
Total Annual Series Operating Expenses After Expense Reimbursement	1.10%	[1]
[1]	The Series' investment adviser has contractually agreed to limit the Series' total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.10% through April 30, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which incurred or waived.

Under “Fees and Expenses”, the “Example” table will be replaced with the following:
Expense Example	1 Year	3 Years	5 Years	10 Years
Virtus KAR Small-Cap Value Series | Class A | USD ($)	112	401	711	1,592